Property and Equipment, Net (Tables)	12 Months Ended
Dec. 31, 2023
Property and Equipment, Net [Abstract]
Schedule of Property and Equipment	Property and equipment consisted of the following:
	As of December 31,
	2022	2023
Cost:
Buildings	184,813,833	184,813,833
Electronic devices and other general equipment	6,484,156	3,922,582
Leasehold improvements	6,637,234	3,468,168
Total cost	197,935,223	192,204,583
Less: Accumulated depreciation	(37,826,114)	(40,654,997)
Property and equipment, net	160,109,109	151,549,586